Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Total	Share capital [member]	Additional Paid-in Capital [Member]	Retained earnings [member]	Other reserves [member]	Treasury shares [member]	Total [member]	Non-controlling interests [member]
Balance at the beginning of the year at Dec. 31, 2018	R$ 68,066	R$ 8,820		R$ 49,711	R$ 7,776		R$ 66,307	R$ 1,759
Profit for the year	155,632			151,373			151,373	4,259
Other comprehensive income:
Foreign exchange variation of investee located abroad	343				343		343
Capital increase (deacrease)	580							580
Treasury shares	(225)					R$ (225)	(225)
Treasury quotas cancelled		(225)				225
Allocation of profit:
Dividends	(109,671)			(109,654)			(109,654)	(17)
Balance at the ending of the year at Dec. 31, 2019	114,725	8,595		91,430	8,119		108,144	6,581
Profit for the year	169,154			170,199			170,199	(1,045)
Other comprehensive income:
Foreign exchange variation of investee located abroad	2,372				2,372		2,372
Capital increase (deacrease)	(765)	135					135	(900)
Acquisition of non-controlling quotas	(1,183)							(1,183)
Allocation of profit:
Dividends	(265,067)			(261,629)			(261,629)	(3,438)
Balance at the ending of the year at Dec. 31, 2020	19,236	8,730			10,491		19,221	15
Corporate reorganization		(8,719)	R$ 8,719
Profit for the year	208,615			208,615			208,615
Other comprehensive income:
Foreign exchange variation of investee located abroad	1,020				1,021		1,021	(1)
Capital increase (deacrease)	1,392,403	4	1,392,370				1,392,374	29
Share based payments	3,670				3,670		3,670
Treasury shares	(52,585)					(52,585)	(52,585)
Transaction costs from capital increase	(19,051)		(19,051)				(19,051)
Allocation of profit:
Dividends	(138,432)			(138,432)			(138,432)
Balance at the ending of the year at Dec. 31, 2021	R$ 1,414,876	R$ 15	R$ 1,382,038	R$ 70,183	R$ 15,182	R$ (52,585)	R$ 1,414,833	R$ 43